UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
		  	    Washington, D.C.  20549

			           FORM 13F

			      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):  [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     7x7 Asset Management LLC
Address:  100 Pine Street, Suite 1950
          San Francisco, CA  94111

Form 13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas K. Lee
Title:    Manager
Phone:    415-249-6800

Signature, Place and Date of Signing:


    /s/ Douglas K. Lee           San Francisco, CA       November 12, 2009
---------------------------   ------------------------   -----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   34

Form 13F Information Table Value Total (x$1000):    $576,768



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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7x7 ASSET MANAGEMENT LLC
FORM 13F INFORMATION TABLE - THIRD QUARTER 2009
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                              TITLE                             SHARES/
                               OF                     VALUE    PRINCIPAL   SH/ PUT/ INVSMT  OTH       VOTING AUTHORITY
    NAME OF ISSUER            CLASS         CUSIP    (x$1000)   AMOUNT     PRN CALL DSCRTN  MGRS    SOLE   SHARED   NONE
========================================================================================================================

ACTEL CORP                     COM        004934105    6,765     555,897   SH        SOLE   N/A    555,897
APPLE INC                      COM        037833100   27,803     150,000   SH        SOLE   N/A    150,000
APPLIED MATLS INC              COM        038222105   13,380   1,000,000   SH        SOLE   N/A  1,000,000
ARRIS GROUP INC                COM        04269Q100    7,162     550,500   SH        SOLE   N/A    550,500
ATHEROS COMMUNICATIONS INC     COM        04743P108   25,204     950,000   SH        SOLE   N/A    950,000
AUTODESK INC                   COM        052769106   20,230     850,000   SH        SOLE   N/A    850,000
BMC SOFTWARE INC               COM        055921100   25,708     685,000   SH        SOLE   N/A    685,000
CISCO SYS INC                  COM        17275R102   22,952     975,000   SH        SOLE   N/A    975,000
CITRIX SYS INC                 COM        177376100    3,923     100,000   SH        SOLE   N/A    100,000
CREE INC                       COM        225447101    4,961     135,000   SH        SOLE   N/A    135,000
E M C CORP MASS                COM        268648102   27,690   1,625,000   SH        SOLE   N/A  1,625,000
EBAY INC                       COM        278642103    7,080     300,000   SH        SOLE   N/A    300,000
F5 NETWORKS INC                COM        315616102   25,760     650,000   SH        SOLE   N/A    650,000
INFORMATICA CORP               COM        45666Q102   24,680   1,093,013   SH        SOLE   N/A  1,093,013
INTERNATIONAL BUSINESS MACHS   COM        459200101   16,147     135,000   SH        SOLE   N/A    135,000
LATTICE SEMICONDUCTOR CORP     COM        518415104    7,318   3,252,507   SH        SOLE   N/A  3,252,507
MICREL INC                     COM        594793101   16,422   2,015,000   SH        SOLE   N/A  2,015,000
MICROSEMI CORP                 COM        595137100      790      50,000   SH        SOLE   N/A     50,000
NATIONAL SEMICONDUCTOR CORP    COM        637640103   49,945   3,500,000   SH        SOLE   N/A  3,500,000
NOVELLUS SYS INC               COM        670008101   21,714   1,035,000   SH        SOLE   N/A  1,035,000
POWER INTEGRATIONS INC         COM        739276103   32,997     990,000   SH        SOLE   N/A    990,000
POWERSHARES QQQ TRUST          UNIT SER 1 73935A104    3,915      90,000   SH  PUT   SOLE   N/A          0
RIVERBED TECHNOLOGY INC        COM        768573107   11,529     525,000   SH        SOLE   N/A    525,000
STEC INC                       COM        784774101   24,624     837,819   SH        SOLE   N/A    837,819
SANDISK CORP                   COM        80004C101   17,903     825,000   SH        SOLE   N/A    825,000
SEAGATE TECHNOLOGY             SHS        G7945J104   17,492   1,150,000   SH        SOLE   N/A  1,150,000
SUNPOWER CORP                  COM CL A   867652109    1,955      65,421   SH        SOLE   N/A     65,421
SYMANTEC CORP                  COM        871503108   25,117   1,525,000   SH        SOLE   N/A  1,525,000
TERADYNE INC                   COM        880770102    7,400     800,000   SH        SOLE   N/A    800,000
VARIAN SEMICONDUCTOR EQUIPMN   COM        922207105   20,525     625,000   SH        SOLE   N/A    625,000
VMWARE INC                     CL A COM   928563402    4,017     100,000   SH        SOLE   N/A    100,000
VOLTERRA SEMICONDUCTOR CORP    COM        928708106   16,137     878,946   SH        SOLE   N/A    878,946
YINGLI GREEN ENERGY HLDG CO    ADR        98584B103   14,080   1,130,000   SH        SOLE   N/A  1,130,000
ZORAN CORP                     COM        98975F101   23,443   2,035,000   SH        SOLE   N/A  2,035,000